Share-Based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Stock options USD ($)	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2011 Stock options USD ($)	Nov. 30, 2011 Stock options Employees and management USD ($)
Number of Stock options
Outstanding at the beginning of the period (in shares)					5,349,942	5,824,106	4,812,887
Granted (in shares)					0	0	4,030,306	2,811,306
Exercised (in shares)					(178,750)		(25,250)
Forfeited or cancelled (in shares)					(1,625)	(474,164)	(2,993,837)
Outstanding at the end of the period (in shares)					5,169,567	5,349,942	5,824,106
Vested and expected to vest at the end of the period (in shares)					5,169,567
Exercisable at the end of the period (in shares)					3,980,812
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)					$ 4.55	$ 4.63	$ 10.58
Granted (in dollars per share)							$ 5.19
Exercised (in dollars per share)					$ (3.65)		$ (3.66)
Forfeited or cancelled (in dollars per share)					$ (8.31)	$ 5.46	$ (14.95)
Outstanding at the end of the period (in dollars per share)					$ 4.58	$ 4.55	$ 4.63
Vested and expected to vest at the end of the period (in dollars per share)					$ 4.58
Exercisable at the end of the period (in dollars per share)					$ 3.33
Weighted Average remaining contractual term
Outstanding at the end of the period					5 years 2 months 16 days
Vested and expected to vest at the end of the period					5 years 2 months 16 days
Exercisable at the end of the period					5 years 1 month 17 days
Aggregate intrinsic Value
Exercised					$ 638		$ 4
Outstanding at the end of the period					8,218
Vested and expected to vest at the end of the period					8,218
Exercisable at the end of the period					7,200
Additional disclosures
Weighted average option grant date fair value (in dollars per share)							$ 2.47
Aggregate grant date fair value							9,938
Fair value of stock options vested	2,589	15,673	3,017	2,586
Incremental fair value related to the modification								$ 1,749
Weighted average assumptions
Expected volatility (as a percent)							94.00%
Expected dividends yield (as a percent)							0.00%
Expected term							6 years 25 days
Risk-free interest rate (per annum) (as a percent)							1.74%
Estimated fair value of underlying ordinary shares (in dollars per share)							$ 6.72